Share Capital	12 Months Ended
Mar. 31, 2023
Disclosure of Share Capital Explanatory [Abstract]
Share Capital
20.
Share Capital

	For the Year Ended March 31, 2023			For the Year Ended March 31, 2022
	Number	Amount		Number	Amount
Authorized share capital	240,000,000	Rs.	1,200	240,000,000	Rs.	1,200
Fully paid up share capital
Opening number of equity shares/share capital	166,425,849	Rs.	832	166,301,231	Rs.	832
Add: Equity shares issued pursuant to employee stock option plan (1)	102,027		1	124,618		- *
Closing number of equity shares/share capital	166,527,876	Rs.	833	166,425,849	Rs.	832
Treasury shares (2)	371,144	Rs.	1,269	468,471	Rs.	1,601
*Rounded to the nearest million.

(1)
During the years ended March 31, 2023 and 2022, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Plan, 2002 and
 the
Dr. Reddy’s Employees Stock Option Plan, 2007. The options exercised had an exercise price of Rs.5, Rs.2,607, Rs.2,814 or Rs.3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share-based payment reserve” was transferred to“securities premium” in the Consolidated Statement of Changes in Equity.

(2)
Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2023 and 2022, an aggregate of 49,295 and 106,730 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607, Rs.2,814 or Rs.3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recogni
z
ed in the “share based payment reserve” was transferred to “securities premium” in the statement of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recogni
z
ed in the “securities premium”.

During the year ended March 31, 2023, an aggregate of 48,032 equity shares representing unappropriated inventory of shares that are not backed by grants, acquired through secondary market acquisitions were sold for an aggregate consideration of Rs
.
211

in the secondary market pursuant to requirements under Chapter II Regulation 3(12) of the SEBI (share based employee benefits and sweat equity) Regulations, 2021. As of March 31, 2023 and 2022, the ESOS Trust had outstanding 371,144 and 468,471 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,269 and Rs.1,601, respectively. Refer to
N
ote 28 of these financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.

The Company has only one class of equity shares having a par value of Rs.5 per share. For all matters submitted to vote in a shareholders meeting of the Company, every holder of an equity share, as reflected in the records of the Company as on the record date set for the shareholders meeting, shall have one vote in respect of each share held.

Should the Company declare and pay any dividends, such dividends will be paid in Indian rupees to each holder of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date. Indian law on foreign exchange governs the remittance of dividends outside India.

In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date.

Final dividends on equity shares (including dividend tax on distribution of such dividends, if any) are recorded as a liability on the date of their approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the Company’s Board of Directors. The details of dividends paid by the Company are as follows:

	During the Year Ended March 31,
	2023		2022		2021
Dividend per share (in absolute Rs.)	Rs.	30	Rs.	25	Rs.	25
Dividend paid during the year		4,979		4,146		4,147

Proposed dividend

At the Company’s Board of Directors’ meeting held on May 10, 2023, the Board proposed a dividend of Rs.40 per
share and aggregating to Rs.6,661, which is
subject to the approval of the Company’s shareholders.